Condensed Consolidated Interim Statements of Cash Flows [Parenthetical] - USD ($)	1 Months Ended	12 Months Ended
	Apr. 21, 2016	Mar. 31, 2017	Mar. 31, 2016
Cash Acquired from Acquisition	$ 266,635	$ 266,635	$ 0